Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

Details of balances with related parties at 31 December 2023 are as follows:

	Thousands of Euros
Carrying amount	Reference	Associates	Key management personeel	Other related parties	Board of directors
Receivables	15	227,550	—	5,609	—
Other financial assets	11	418	—	101,217	—
Loans	11	—	—	115,209	—
Guarantee deposits	11	—	—	934	—
Total debtors		227,968	—	222,969	—
Debts		—	(3,611)	(11,384)	(3,924)
Total creditors		—	(3,611)	(11,384)	(3,924)
Total		227,968	(3,611)	211,585	(3,924)

Details of balances with related parties at 31 December 2022, restated to be comparative with details of balances with related parties for 2023, are as follows:

	Thousands of Euros
Carrying amount	Reference	Associates	Joint ventures	Key management personeel	Other related parties	Board of directors
Receivables	15	162,382	—	—	—	—
Current contract assets	15	3,880	—	—	—	—
Other financial assets	11	—	124,132	—	318,890	—
Advanced payments	15	—	11,998	—	—	—
Loans	11	—	—	—	96,537	—
Guarantee deposits	11	—	—	—	934	—
Total debtors		166,262	136,130	—	416,361	—
Trade payables		(91)	(22,961)	—	—	—
Debts		—	—	(2,399)	(13,325)	(3,852)
Total creditors		(91)	(22,961)	(2,399)	(13,325)	(3,852)
Total		166,171	113,169	(2,399)	403,036	(3,852)

Schedule of group transactions with related parties

Group transactions with related parties during 2023 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	471,829	—	14	—
Purchases	(23)	—	(431)	—
Rendering of services	(78)	—	(2,482)	—
Remuneration	—	(23,698)	—	(12,163)
Payments for rights of use	—	—	(7,234)	—
Finance income	—	—	30,185	—
Dividends paid/received	7,309	—	(266,406)	—
Loans	—	—	44,956	—
	479,037	(23,698)	(201,398)	(12,163)

Group transactions with related parties during 2022 were as follows:

	Thousands of Euros
		Joint	Key management	Other related	Board of directors
	Associates	ventures	personnel	parties	of the Company

Net sales	339,170	—	—	—	—
Purchases	(9)	(66,647)	—	—	—
Rendering of services	(34)	—	—	(5,467)	—
Remuneration	—	—	(13,891)	—	(5,316)
Payments for rights of use	—	—	—	(6,382)	—
Purchase of property, plant and equipment	—	—	—	3,464	—
Finance income	—	—	—	12,878	—
Dividends paid/received	10,717	—	—	—	—
Loans	—	—	—	80,098	—
	349,844	(66,647)	(13,891)	84,591	(5,316)

Group transactions with related parties during 2021 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	220,808	—	—	—
Purchases	(613)	—	—	—
Rendering of services	(2,709)	—	(3,963)	—
Remuneration	—	(15,136)	—	(4,417)
Payments for rights of use	—	—	(5,332)	—
Purchase of property, plant and equipment	—	—	7,326	—
Finance income	2	—	7,032	—
Dividends paid/received	2,636	—	—	—
Loans	—	—	97,598	—
	220,124	(15,136)	102,661	(4,417)